Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table summarizes RSU activity:

	Six Months Ended June 30,
	2026		2025
	Number of ADS	Weighted Average Grant Date Fair Value Per ADS	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Outstanding, beginning balance	3,616,901	$1.77	4,185,488	$3.43
Granted	—	—	2,501,632	1.01
Clawback	—	—	(201,665)	3.92
Vested (1)	(1,375,957)	1.81	(269,257)	3.92
Forfeited / Waived	(363,025)	1.82	(1,569,424)	3.45
Outstanding, ending balance	1,877,919	$1.74	4,646,774	$2.07
(1) The vested amount shown includes 450,592 and 67,465 ADSs withheld by the Company to satisfy certain tax withholding obligations for the six month ended June 30, 2026 and June 30, 2025, respectively